Supplemental Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations
	Condensed Statements of Operations for the Three Months Ended March 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$324	$2	$2,097	$4,330	$(1,381)	$5,372
Cost and Expenses:
Cost of goods sold	279	—	1,784	3,397	(1,222)	4,238
Selling, general and administrative expenses	28	—	125	393	—	546
Research and development expenses	(2)	—	65	120	—	183
Restructuring expenses	5	—	(8)	18	—	15
Interest expense	29	63	28	220	(110)	230
Interest compensation to Financial Services	3	—	46	—	(49)	—
Other, net	35	2	16	577	—	630
Total Costs and Expenses	377	65	2,056	4,725	(1,381)	5,842
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(53)	(63)	41	(395)	—	(470)
Income taxes	(1)	(23)	(2)	66	—	40
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(461)	28	75	65	290	(3)
Net income (loss)	(513)	(12)	118	(396)	290	(513)
Net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Net income (loss) attributable to owners of the parent	$(513)	$(12)	$118	$(395)	$290	$(512)

	Condensed Statements of Operations for the Three Months Ended March 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$373	$3	$2,290	$4,540	$(1,246)	$5,960
Cost and Expenses:
Cost of goods sold	315	—	1,885	3,495	(979)	4,716
Selling, general and administrative expenses	29	—	117	421	—	567
Research and development expenses	3	—	70	117	—	190
Restructuring expenses	—	—	3	9	—	12
Interest expense	45	61	36	363	(221)	284
Interest compensation to Financial Services	2	—	44	—	(46)	—
Other, net	14	(4)	39	51	—	100
Total Costs and Expenses	408	57	2,194	4,456	(1,246)	5,869
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(35)	(54)	96	84	—	91
Income taxes	2	(21)	29	67	—	77
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	59	57	79	41	(227)	9
Net income	22	24	146	58	(227)	23
Net loss attributable to noncontrolling interests	—	—	—	1	—	1
Net income attributable to owners of the parent	$22	$24	$146	$57	$(227)	$22

Condensed Statements of Comprehensive Income

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(460)	$52	$254	$(201)	$(103)	$(458)
Comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Comprehensive income (loss) attributable to parent	$(460)	$52	$254	$(203)	$(103)	$(460)

	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(12)	$24	$(28)	$(269)	$274	$(11)
Comprehensive income attributable to noncontrolling interests	—	—	—	1	—	$1
Comprehensive income (loss) attributable to parent	$(12)	$24	$(28)	$(270)	$274	$(12)

Condensed Balance Sheets

	Condensed Balance Sheets as of March 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1	$—	$133	$4,177	$—	$4,311
Deposits in subsidiaries’ cash management pools	148	—	3,446	—	(3,594)	—
Receivables	158	1,011	5,004	26,580	(13,291)	19,462
Inventories, net	166	—	1,629	4,835	—	6,630
Property, plant and equipment, net	83	—	1,093	5,415	—	6,591
Equipment on operating leases	—	—	—	1,874	—	1,874
Investments in unconsolidated subsidiaries and affiliates	258	—	—	244	—	502
Investments in consolidated subsidiaries	8,952	7,283	1,664	888	(18,787)	—
Goodwill and intangibles	12	—	2,789	467	—	3,268
Other	230	66	1,386	2,397	(282)	3,797
Total Assets	$10,008	$8,360	$17,144	$46,877	$(35,954)	$46,435
Liabilities and Equity:
Debt	$4,910	$5,200	$2,200	$28,390	$(14,933)	$25,767
Trade payables	238	116	2,059	5,156	(1,961)	5,608
Other liabilities	511	(69)	3,361	7,168	(273)	10,698
Total Equity	4,349	3,113	9,524	6,163	(18,787)	4,362
Total Equity and Liabilities	$10,008	$8,360	$17,144	$46,877	$(35,954)	$46,435

	Condensed Balance Sheets as of December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$3	$—	$144	$5,237	$—	$5,384
Deposits in subsidiaries’ cash management pools	116	—	4,753	—	(4,869)	—
Receivables	584	986	4,970	27,401	(14,360)	19,581
Inventories, net	138	—	1,364	4,188	—	5,690
Property, plant and equipment, net	80	—	1,108	5,293	—	6,481
Equipment on operating leases	—	—	—	1,835	—	1,835
Investments in unconsolidated subsidiaries and affiliates	251	—	—	276	—	527
Investments in consolidated subsidiaries	9,166	7,191	1,607	794	(18,758)	—
Goodwill and intangibles	12	—	2,786	459	—	3,257
Other	176	104	1,292	2,555	(205)	3,922
Total Assets	$10,526	$8,281	$18,024	$48,038	$(38,192)	$46,677
Liabilities and Equity:
Debt	$5,045	$5,187	$3,302	$29,987	$(17,220)	$26,301
Trade payables	221	112	2,083	4,954	(2,028)	5,342
Other liabilities	458	(79)	3,365	6,633	(186)	10,191
Total Equity	4,802	3,061	9,274	6,464	(18,758)	4,843
Total Equity and Liabilities	$10,526	$8,281	$18,024	$48,038	$(38,192)	$46,677

Condensed Statements of Cash Flow

	Condensed Statements of Cash Flow for the Three Months Ended March 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$(513)	$(12)	$118	$(396)	$290	$(513)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3	—	53	254	—	310
Other, net	509	15	(374)	417	(373)	194
Net cash provided by (used in) operating activities	(1)	3	(203)	275	(83)	(9)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(3)	—	(18)	(360)	—	(381)
Net collections from retail receivables and related securitizations	—	—	—	314	—	314
Withdrawals from subsidiaries’ cash management pools	(26)	—	1,331	—	(1,305)	—
Other, net	(22)	(44)	(866)	(207)	1,316	177
Net cash provided by (used in) investing activities	(51)	(44)	447	(253)	11	110
Financing Activities:
Net increase (decrease) in indebtedness	55	40	(263)	(1,096)	—	(1,264)
Dividends paid	—	—	—	(85)	83	(2)
Other, net	3	1	3	(45)	(11)	(49)
Net cash provided by (used in) financing activities	58	41	(260)	(1,226)	72	(1,315)
Effect of foreign exchange rate changes on cash and cash equivalents	(8)	—	5	144	—	141
Decrease in cash and cash equivalents	(2)	—	(11)	(1,060)	—	(1,073)
Cash and cash equivalents, beginning of year	3	—	144	5,237	—	5,384
Cash and cash equivalents, end of period	$1	$—	$133	$4,177	$—	$4,311

	Condensed Statements of Cash Flow for the Three Months Ended March 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income	$22	$24	$146	$58	$(227)	$23
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6	—	53	217	—	276
Other, net	56	(39)	(449)	(357)	(132)	(921)
Net cash provided by (used in) operating activities	84	(15)	(250)	(82)	(359)	(622)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(5)	—	(26)	(420)	—	(451)
Net collections from retail receivables and related securitizations	—	—	—	454	—	454
Withdrawals from subsidiaries’ cash management pools	—	—	2	—	(2)	—
Other, net	(54)	(1)	—	386	254	585
Net cash provided by (used in) investing activities	(59)	(1)	(24)	420	252	588
Financing Activities:
Net increase (decrease) in indebtedness	—	17	406	(1,131)	(318)	(1,026)
Dividends paid	—	(3)	(112)	(292)	407	—
Other, net	16	2	2	(36)	18	2
Net cash provided by (used in) financing activities	16	16	296	(1,459)	107	(1,024)
Effect of foreign exchange rate changes on cash and cash equivalents	(29)	—	(2)	(376)	—	(407)
Increase (decrease) in cash and cash equivalents	12	—	20	(1,497)	—	(1,465)
Cash and cash equivalents, beginning of year	7	—	39	5,117	—	5,163
Cash and cash equivalents, end of period	$19	$—	$59	$3,620	$—	$3,698